Segment Reporting - Adjusted EBITDA for continuing operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 04, 2017	Nov. 26, 2016	Aug. 27, 2016	May 28, 2016	Feb. 27, 2016	Nov. 28, 2015	Aug. 29, 2015	May 30, 2015	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Segment Reporting
Net (loss) income from continuing operations	$ (25,054)	$ 23,610	$ 6,036	$ (512)	$ 58,076	$ 35,137	$ 840	$ 8,035	$ 4,080	$ 102,088	$ 2,011,846
Interest expense	53,391	50,303	49,703	46,668	37,798	41,014	49,555	57,765	200,065	186,132	116,997
Income tax benefit	48,262	(4,682)	3,879	(3,021)	14,872	28,499	900	5,241	44,438	49,512	(1,739,513)
Income tax expense									44,438	49,512	(1,739,513)
Depreciation and amortization expense									407,366	361,134	277,241
LIFO charge									(3,721)	7,892	(10,023)
Lease termination and impairment charges	$ 25,575	$ 7,199	$ 7,226	$ 5,778	$ 18,870	$ 6,951	$ 9,637	$ 5,019	45,778	40,477	37,204
Other									(42,045)	(68,827)	(36,271)
Adjusted EBITDA									$ 740,051	$ 849,267	$ 748,535